T. ROWE PRICE Spectrum Moderate Allocation Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.2%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.152%, 4/15/35 (1) 340,000 340
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  345,000 343
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  194,000 192
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  310,000 317
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 205,000 202
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 114
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 106,123 107
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 105,000 107
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.452%, 12/26/31 (1) 163,250 164
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.852%, 12/26/31 (1) 163,250 164
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 60,657 60
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  810,000 809
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  210,000 205
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  50,000 51
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  180,000 182

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  90,000 91
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  105,000 107
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 150,000 152
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  240,000 245
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.794%, 1/18/38 (1) 325,000 328
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 6.075%, 1/15/40 (1) 250,000 251
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 146,580 147
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 555,000 538
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 270,000 257
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 102
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 205,000 206
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 125,000 126
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 30,000 30
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 110,070 109
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 186,379 181

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.031%, 1/15/38 (1) 250,000 251
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 84,620 87
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 72,084 74
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.803%, 1/17/37 (1) 250,000 251
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 185,000 188
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 115,000 116
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 80,000 81
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  312,293 313
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  65,000 67
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  700,000 702
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  145,000 146
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 680,000 689
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 165,000 171
Golub Capital Partners
Series 2019-43A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.633%, 10/20/37 (1) 250,000 251
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 193,000 177

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 416,850 433
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 5.362%, 10/15/30 (1) 292,607 293
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 239,378 238
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 103
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 105,000 106
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 179,427 182
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.672%, 7/15/35 (1) 320,000 321
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 6.023%, 1/20/37 (1) 275,000 276
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 96
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 425,000 430
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 297,310 299
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 74,161 77

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 67,419 69
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 304
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.613%, 1/20/39 (1) 310,000 311
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.565%, 11/13/31 (1) 232,117 233
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 6.205%, 7/20/29 (1) 370,000 371
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.90%, 11/26/37 (1) 250,000 251
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 6.26%, 11/26/37 (1) 250,000 251
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 28,815 29
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 105,000 107
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 103
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 130,234 132
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 5.973%, 11/15/36 (1) 315,000 317
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 81,184 82
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 480,000 464
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.452%, 8/20/32 (1) 345,059 346

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.852%, 4/15/37 (1) 465,000 467
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 6.002%, 10/15/39 (1) 260,000 262
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  171,818 169
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  235,000 235
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  287,519 288
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  135,000 135
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  315,000 317
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 235,000 235
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 230,000 233
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 470,000 488
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 409,081 376
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 85,000 86
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 45,000 46
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 235,000 238
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 50,000 51

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.85%, 4/25/37 (1) 625,000 628
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 296,430 287
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.943%, 1/20/32 (1) 250,000 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.502%, 10/15/31 (1) 521,351 522
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/18/31  300,000 303
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.502%, 7/15/30 (1) 167,559 168
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 111,930 112
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.493%, 1/20/32 (1) 215,197 216
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 118,145 120
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 94,402 96
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  185,000 185
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 5.473%, 4/20/38 (1) 620,000 620
Total Asset-Backed Securities (Cost $23,341) 23,451
BOND MUTUAL FUNDS  17.3%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.24% (2)
(3) 7,474,421 58,674
T. Rowe Price Emerging Markets Bond Fund - I Class,
6.39% (2)(3) 6,595,301 61,534
T. Rowe Price Inflation Protected Bond Fund - I Class,
2.50% (2)(3) 831,834 8,709

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 7.06% (2)(3) 2,890,202 27,342
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.67% (2)(3) 7,145,061 56,446
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.50% (2)(3) 9,957,538 85,137
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 2.11% (2)(3) 46,089 218
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.56% (2)(3) 6,821,619 50,821
Total Bond Mutual Funds (Cost $387,411) 348,881
COMMON STOCKS  52.0%
COMMUNICATION SERVICES  3.7%
Diversified Telecommunication Services  0.2%
AST SpaceMobile (4) 5,018 136
BT Group (GBP) (5) 885,246 1,785
KT (KRW)  38,591 1,252
3,173
Entertainment  0.6%
Atlanta Braves Holdings, Class C (4) 8,181 330
Liberty Media Corp-Liberty Live, Class C (4) 23,160 1,699
Madison Square Garden Sports (4) 1,536 313
Netflix (4) 9,408 9,225
Sea, ADR (4) 7,336 934
12,501
Interactive Media & Services  2.3%
Alphabet, Class A  15,840 2,697
Alphabet, Class C  127,679 21,989
LY (JPY)  225,400 761
Meta Platforms, Class A  24,217 16,182
NAVER (KRW)  5,869 834
Pinterest, Class A (4) 33,001 1,220
Reddit, Class A (4) 4,359 705
Tencent Holdings (HKD)  11,400 702
Vimeo (4) 46,850 276
45,366
Media  0.1%
Comcast, Class A  19,920 715
WPP (GBP)  181,030 1,468
2,183

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wireless Telecommunication Services  0.5%
KDDI (JPY)  50,600 1,650
T-Mobile U.S.  27,881 7,519
9,169
Total Communication Services 72,392
CONSUMER DISCRETIONARY  5.5%
Automobile Components  0.2%
Autoliv, SDR (SEK)  14,595 1,432
Denso (JPY)  110,500 1,433
Dowlais Group (GBP)  371,787 328
Magna International  28,188 1,027
Modine Manufacturing (4) 2,309 195
Stanley Electric (JPY)  32,200 522
4,937
Automobiles  0.5%
Subaru (JPY)  48,700 903
Suzuki Motor (JPY)  108,600 1,330
Tesla (4) 18,171 5,324
Toyota Motor (JPY)  164,600 2,986
10,543
Broadline Retail  1.7%
Alibaba Group Holding, ADR  5,147 682
Amazon.com (4) 141,570 30,052
Global-e Online (4) 4,282 183
Isetan Mitsukoshi Holdings (JPY)  74,000 1,130
Next (GBP)  15,787 2,002
Ollie's Bargain Outlet Holdings (4) 247 26
Savers Value Village (4) 19,307 144
34,219
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (4) 5,602 726
Duolingo (4) 461 144
Strategic Education  3,056 246
1,116
Hotels, Restaurants & Leisure  1.0%
Amadeus IT Group (EUR)  21,605 1,631
Booking Holdings  798 4,003
Caesars Entertainment (4) 600 20
Cava Group (4) 113 11
Chipotle Mexican Grill (4) 33,584 1,812

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Compass Group (GBP)  94,246 3,299
DoorDash, Class A (4) 5,157 1,023
Dutch Bros, Class A (4) 5,483 434
Life Time Group Holdings (4) 2,259 69
McDonald's  19,841 6,117
Papa John's International  6,290 285
Planet Fitness, Class A (4) 10,621 983
Red Rock Resorts, Class A  6,196 310
Shake Shack, Class A (4) 1,645 179
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (4)(6)(7)(8) 51,774 193
Wyndham Hotels & Resorts  2,943 319
20,688
Household Durables  0.3%
Champion Homes (4) 3,672 376
Installed Building Products  1,815 311
Panasonic Holdings (JPY)  143,700 1,777
Persimmon (GBP)  49,008 747
Sony Group (JPY)  138,700 3,470
6,681
Leisure Products  0.0%
Peloton Interactive, Class A (4) 41,517 313
313
Specialty Retail  1.4%
AutoZone (4) 856 2,990
Burlington Stores (4) 1,021 255
Carvana (4) 21,218 4,946
Floor & Decor Holdings, Class A (4) 123 12
Home Depot  6,036 2,394
Kingfisher (GBP)  491,753 1,536
Lowe's  9,665 2,403
O'Reilly Automotive (4) 1,735 2,383
RH (4) 306 98
Ross Stores  38,810 5,446
TJX  26,982 3,366
Tractor Supply  24,023 1,330
Ulta Beauty (4) 4,451 1,631
28,790
Textiles, Apparel & Luxury Goods  0.3%
Cie Financiere Richemont, Class A (CHF)  8,452 1,732
Kering (EUR)  4,755 1,332
Lululemon Athletica (4) 1,093 400

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Moncler (EUR)  22,997 1,581
NIKE, Class B  376 30
Samsonite International (HKD)  291,900 810
Skechers USA, Class A (4) 1,790 109
5,994
Total Consumer Discretionary 113,281
CONSUMER STAPLES  2.9%
Beverages  0.5%
Coca-Cola  41,204 2,934
Diageo (GBP)  50,295 1,377
Heineken (EUR)  21,649 1,829
Keurig Dr Pepper  81,683 2,738
Kirin Holdings (JPY)  37,000 499
Primo Brands  6,139 207
9,584
Consumer Staples Distribution & Retail  0.4%
Dollar Tree (4) 16,686 1,216
Seven & i Holdings (JPY)  126,700 1,808
Walmart  43,059 4,246
Welcia Holdings (JPY) (5) 19,900 293
7,563
Food Products  0.6%
Barry Callebaut (CHF)  321 388
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $174 (4)(6)(8) 9,408 33
Mondelez International, Class A  53,207 3,417
Nestle (CHF)  60,807 5,870
Post Holdings (4) 3,126 355
Simply Good Foods (4) 12,122 458
Utz Brands  7,923 108
Wilmar International (SGD)  527,900 1,257
11,886
Household Products  0.7%
Colgate-Palmolive  65,881 6,006
Procter & Gamble  44,156 7,676
13,682
Personal Care Products  0.7%
BellRing Brands (4) 4,276 313
Interparfums  2,985 415
Kenvue  270,765 6,390
L'Oreal (EUR)  5,116 1,881

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Olaplex Holdings (4) 92,534 134
Puig Brands, Class B (EUR) (4) 32,299 598
Unilever (GBP)  92,170 5,222
14,953
Total Consumer Staples 57,668
ENERGY  2.3%
Energy Equipment & Services  0.5%
Cactus, Class A  4,592 241
Expro Group Holdings (4) 24,350 290
Schlumberger  136,608 5,691
Solaris Energy Infrastructure  4,393 150
TechnipFMC  117,696 3,465
Weatherford International  7,069 438
10,275
Oil, Gas & Consumable Fuels  1.8%
Antero Resources (4) 3,034 111
Chevron  9,888 1,568
ConocoPhillips  52,041 5,160
Diamondback Energy  11,663 1,854
DT Midstream  1,150 111
EQT  69,135 3,330
Equinor (NOK)  112,741 2,618
Expand Energy  31,760 3,140
Exxon Mobil  29,979 3,338
Magnolia Oil & Gas, Class A  13,689 320
PBF Energy, Class A  6,575 141
Phillips 66  11,652 1,511
Range Resources  96,525 3,583
Shell, ADR  39,428 2,660
TotalEnergies (EUR)  63,885 3,852
Valero Energy  21,307 2,786
Viper Energy  10,718 499
36,582
Total Energy 46,857
FINANCIALS  9.3%
Banks  3.0%
ANZ Group Holdings (AUD)  65,557 1,219
Banc of California  29,632 441
Bank of America  86,500 3,988
Blue Foundry Bancorp (4) 7,907 78
Cadence Bank  15,262 506

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capitol Federal Financial  34,284 203
Citigroup  19,402 1,551
Columbia Banking System  19,569 523
CRB Group, Acquisition Date: 4/14/22, Cost $33 (4)(6)(8) 313 20
DBS Group Holdings (SGD)  53,106 1,814
Dime Community Bancshares  12,050 374
DNB Bank (NOK)  122,249 2,821
Dogwood State Bank (4) 6,656 103
East West Bancorp  8,635 815
Eastern Bankshares  17,707 317
Equity Bancshares, Class A  7,669 329
FB Financial  7,964 402
First Bancshares  8,898 317
Five Star Bancorp  9,678 295
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $67 (4)(6)(8) 6,708 30
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (4)(6)(8) 1,212 1
HarborOne Bancorp  12,758 148
HDFC Bank (INR)  75,751 1,508
Home BancShares  10,739 322
Huntington Bancshares  97,744 1,610
ING Groep (EUR)  160,474 2,857
Intesa Sanpaolo (EUR)  354,303 1,746
JPMorgan Chase  50,116 13,263
Kearny Financial  14,663 102
KeyCorp  110,369 1,912
Live Oak Bancshares  11,106 353
Lloyds Banking Group (GBP)  2,060,225 1,912
Mitsubishi UFJ Financial Group (JPY)  214,300 2,732
National Bank of Canada (CAD)  25,116 2,090
Origin Bancorp  7,539 292
Pacific Premier Bancorp  10,243 245
Pinnacle Financial Partners  6,155 703
Popular  2,436 245
Prosperity Bancshares  6,629 509
Skandinaviska Enskilda Banken, Class A (SEK)  95,392 1,533
Societe Generale (EUR)  41,439 1,697
SouthState  6,802 686
Standard Chartered (GBP)  135,900 2,188
Sumitomo Mitsui Trust Group (JPY)  35,994 923
Texas Capital Bancshares (4) 6,372 504
UniCredit (EUR)  41,612 2,195
United Overseas Bank (SGD)  77,600 2,198

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Western Alliance Bancorp  6,277 546
61,166
Capital Markets  1.4%
Bridgepoint Group (GBP)  211,802 932
Brookfield (CAD)  32,163 1,861
Cboe Global Markets  6,377 1,344
Charles Schwab  58,070 4,618
CME Group  4,821 1,223
CVC Capital Partners (EUR) (4) 50,933 1,172
DigitalBridge Group  21,825 248
Goldman Sachs Group  8,354 5,199
Hamilton Lane, Class A  4,430 693
Intercontinental Exchange  15,095 2,615
Julius Baer Group (CHF)  26,837 1,811
Macquarie Group (AUD)  10,003 1,420
Morgan Stanley  8,374 1,115
MSCI  96 57
S&P Global  5,184 2,767
StepStone Group, Class A  5,348 322
Stifel Financial  2,512 267
TMX Group (CAD)  36,543 1,299
28,963
Consumer Finance  0.3%
American Express  16,643 5,009
Encore Capital Group (4) 6,415 242
SLM  11,142 336
5,587
Financial Services  2.3%
Adyen (EUR) (4) 760 1,387
Berkshire Hathaway, Class B (4) 17,310 8,895
Challenger (AUD)  99,578 362
Corebridge Financial  56,640 1,964
Corpay (4) 4,282 1,572
Edenred (EUR)  18,390 585
Fiserv (4) 26,940 6,350
Marqeta, Class A (4) 56,022 234
Mastercard, Class A  10,109 5,826
Mitsubishi HC Capital (JPY) (5) 94,000 636
PennyMac Financial Services  9,130 946
Toast, Class A (4) 5,184 200
Visa, Class A  46,141 16,736
45,693

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance  2.2%
Admiral Group (GBP)  19,290 699
AIA Group (HKD)  222,000 1,705
Allstate  31,078 6,189
Assurant  2,348 488
AXA (EUR)  89,167 3,486
Chubb  11,958 3,414
Definity Financial (CAD)  27,582 1,188
Goosehead Insurance, Class A  3,479 429
Great-West Lifeco (CAD) (5) 44,231 1,643
Hanover Insurance Group  1,405 240
Mandatum (EUR)  126,262 715
Marsh & McLennan  4,335 1,031
MetLife  35,359 3,047
Muenchener Rueckversicherungs-Gesellschaft (EUR)  8,413 4,768
Progressive  11,668 3,290
RLI  5,022 382
Root, Class A (4) 1,862 252
Sampo, Class A (EUR)  238,586 2,095
Selective Insurance Group  115 10
Storebrand (NOK)  157,340 1,718
Tokio Marine Holdings (JPY)  90,800 3,233
Travelers  8,518 2,202
TWFG (4) 7,815 236
White Mountains Insurance Group  232 429
Zurich Insurance Group (CHF)  3,199 2,114
45,003
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  65,533 1,439
1,439
Total Financials 187,851
HEALTH CARE  6.5%
Biotechnology  0.7%
Arcellx (4) 5,643 366
Argenx, ADR (4) 2,415 1,509
Arrowhead Pharmaceuticals (4) 9,111 172
Ascendis Pharma, ADR (4) 2,694 422
Avidity Biosciences (4) 3,948 121
Black Diamond Therapeutics (4) 27,943 56
Blueprint Medicines (4) 3,565 344
Centessa Pharmaceuticals, ADR (4) 5,420 84
Crinetics Pharmaceuticals (4) 3,320 119

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CRISPR Therapeutics (4) 2,294 101
Cytokinetics (4) 10,861 500
Dyne Therapeutics (4) 3,315 45
Erasca (4) 41,399 57
Genmab (DKK) (4) 3,416 770
Gilead Sciences  3,200 366
Immatics (4) 33,617 147
Immunocore Holdings, ADR (4) 21,296 625
Immunome (4) 31,516 296
Immunovant (4) 25,707 530
Insmed (4) 6,044 493
Ionis Pharmaceuticals (4) 14,248 473
Merus (4) 2,158 102
Metsera (4) 4,017 99
Metsera, Acquisition Date: 11/12/24, Cost $76 (4)(8) 6,438 159
Nurix Therapeutics (4) 5,363 83
Prime Medicine (4) 8,211 21
Regeneron Pharmaceuticals  4,778 3,339
Revolution Medicines (4) 7,991 325
Vaxcyte (4) 3,971 290
Vera Therapeutics (4) 7,066 211
Vertex Pharmaceuticals (4) 4,060 1,948
Xenon Pharmaceuticals (4) 2,526 93
14,266
Health Care Equipment & Supplies  1.2%
Alcon (CHF)  13,745 1,282
Alcon  14,200 1,314
Becton Dickinson & Company  9,683 2,184
Elekta, Class B (SEK) (5) 112,415 618
EssilorLuxottica (EUR)  5,639 1,688
GE HealthCare Technologies  3,064 268
Haemonetics (4) 5,053 331
Intuitive Surgical (4) 6,953 3,985
Koninklijke Philips (EUR) (4) 84,703 2,205
Lantheus Holdings (4) 4,357 409
Masimo (4) 8,431 1,592
Neogen (4) 26,368 265
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $192 (4)(6)
(8) 51,080 21
Penumbra (4) 912 260
PROCEPT BioRobotics (4) 5,096 328
QuidelOrtho (4) 11,985 479
Siemens Healthineers (EUR)  40,795 2,280

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sonova Holding (CHF)  2,334 751
Stryker  7,761 2,997
Sysmex (JPY)  21,300 387
West Affum DBA Kestra, Class A, Acquisition Date: 7/15/24,
Cost $76 (4)(8) 5,191 97
23,741
Health Care Providers & Services  1.9%
Alignment Healthcare (4) 28,387 445
BrightSpring Health Services (4) 17,316 334
Cencora  27,043 6,857
Cigna Group  6,622 2,045
Concentra Group Holdings Parent  13,814 312
Elevance Health  10,078 4,000
HCA Healthcare  7,925 2,427
HealthEquity (4) 4,182 459
Molina Healthcare (4) 14,107 4,248
NeoGenomics (4) 16,135 161
Oscar Health, Class A (4) 40,481 591
Privia Health Group (4) 8,150 204
Progyny (4) 11,105 250
Quest Diagnostics  17,556 3,035
RadNet (4) 5,489 305
Tenet Healthcare (4) 16,264 2,059
UnitedHealth Group  23,611 11,214
38,946
Health Care Technology  0.0%
Doximity, Class A (4) 5,679 400
400
Life Sciences Tools & Services  0.7%
Bruker  6,390 302
Danaher  12,406 2,577
Mettler-Toledo International (4) 1,576 2,006
Repligen (4) 1,566 249
Revvity  25,911 2,906
Sotera Health (4) 24,925 311
Stevanato Group  16,021 299
Thermo Fisher Scientific  10,905 5,768
14,418
Pharmaceuticals  2.0%
Arvinas (4) 8,093 143
Astellas Pharma (JPY)  92,000 895
AstraZeneca, ADR  113,211 8,628

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Axsome Therapeutics (4) 1,367 174
Bayer (EUR)  29,820 705
Chugai Pharmaceutical (JPY)  29,300 1,472
Elanco Animal Health (4) 21,724 243
Eli Lilly  13,379 12,317
Novartis (CHF)  33,432 3,638
Novo Nordisk, Class B (DKK) (5) 38,180 3,464
Rapport Therapeutics (4) 3,412 34
Roche Holding (CHF)  13,083 4,357
Sanofi (EUR)  38,634 4,221
Shionogi (JPY)  34,800 521
Zoetis  259 43
40,855
Total Health Care 132,626
INDUSTRIALS & BUSINESS SERVICES  6.3%
Aerospace & Defense  0.9%
Boeing (4) 9,284 1,621
General Electric  31,476 6,515
Karman Holdings (4) 3,397 107
L3Harris Technologies  8,944 1,843
Leonardo DRS (4) 11,489 350
Loar Holdings (4) 3,188 232
Melrose Industries (GBP)  295,111 2,396
Northrop Grumman  3,090 1,427
Safran (EUR)  10,934 2,863
TransDigm Group  467 638
17,992
Building Products  0.1%
AAON  95 7
AZZ  8,537 821
CSW Industrials  556 170
Owens Corning  7,600 1,171
Simpson Manufacturing  835 137
UFP Industries  2,189 234
2,540
Commercial Services & Supplies  0.5%
BrightView Holdings (4) 3,758 50
Casella Waste Systems, Class A (4) 3,633 407
Cintas  2,426 503
Element Fleet Management (CAD)  127,952 2,560
MSA Safety  1,622 266
Republic Services  18,095 4,289

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tetra Tech  631 18
Veralto  1,641 164
VSE  9,336 1,106
9,363
Construction & Engineering  0.2%
API Group (4) 19,490 765
Arcosa  6,487 544
MYR Group (4) 692 85
Shimizu (JPY)  79,600 734
WillScot Holdings (4) 3,344 110
Worley (AUD)  125,003 1,186
3,424
Electrical Equipment  1.0%
ABB (CHF)  61,185 3,298
AMETEK  37,946 7,183
GE Vernova  1,755 588
Legrand (EUR)  20,302 2,238
Mitsubishi Electric (JPY)  126,300 1,961
Prysmian (EUR)  42,270 2,515
Rockwell Automation  8,173 2,347
Thermon Group Holdings (4) 8,484 250
20,380
Ground Transportation  0.7%
Landstar System  105 17
Norfolk Southern  22,264 5,471
Old Dominion Freight Line  24,340 4,296
RXO (4) 12,871 264
Saia (4) 1,171 479
Union Pacific  11,906 2,937
13,464
Industrial Conglomerates  0.5%
DCC (GBP)  16,783 1,138
Roper Technologies  2,215 1,295
Siemens (EUR)  35,033 8,037
10,470
Machinery  1.4%
AGCO  473 46
Atmus Filtration Technologies  8,491 338
Crane  3,899 635
Deere  14,705 7,070
Enerpac Tool Group  7,004 324

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Enpro  3,282 598
Esab  8,225 1,031
ESCO Technologies  2,313 381
Federal Signal  5,026 408
Graco  3,662 319
Hillenbrand  2,558 76
Hillman Solutions (4) 9,689 95
Ingersoll Rand  22,020 1,867
KION Group (EUR)  20,497 828
Parker-Hannifin  7,458 4,986
RBC Bearings (4) 3,044 1,093
Sandvik (SEK)  75,817 1,649
SMC (JPY)  1,500 543
Spirax Group (GBP)  3,434 317
SPX Technologies (4) 3,900 568
Toro  134 11
Westinghouse Air Brake Technologies  22,232 4,121
Xylem  9,224 1,207
28,511
Professional Services  0.5%
Acuren (4) 18,749 232
Booz Allen Hamilton Holding  13,391 1,420
Broadridge Financial Solutions  8,722 2,104
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $60 (4)(6)(8) 7,797 48
Equifax  11,909 2,920
Parsons (4) 5,346 311
Paylocity Holding (4) 1,590 325
Recruit Holdings (JPY)  29,700 1,771
TechnoPro Holdings (JPY)  51,600 1,022
Teleperformance (EUR)  6,120 589
10,742
Trading Companies & Distributors  0.5%
Ashtead Group (GBP)  7,959 485
Beacon Roofing Supply (4) 73 8
Bunzl (GBP)  36,140 1,538
Custom Truck One Source (4) 22,075 98
Ferguson Enterprises  9,775 1,735
FTAI Aviation  4,811 619
GMS (4) 3,918 312
McGrath RentCorp  3,111 379
Mitsubishi (JPY)  60,700 1,014
Rush Enterprises, Class A  5,206 304
SiteOne Landscape Supply (4) 8,120 1,026

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sumitomo (JPY)  82,500 1,853
Transcat (4) 3,085 245
9,616
Total Industrials & Business Services 126,502
INFORMATION TECHNOLOGY  10.8%
Communications Equipment  0.1%
Telefonaktiebolaget LM Ericsson, Class B (SEK)  199,484 1,641
1,641
Electronic Equipment, Instruments & Components  0.9%
CTS  6,169 276
Hamamatsu Photonics (JPY)  47,400 493
Insight Enterprises (4) 1,965 302
Keysight Technologies (4) 44,410 7,085
Largan Precision (TWD)  6,000 488
Mirion Technologies (4) 62,212 966
Murata Manufacturing (JPY)  45,700 782
Novanta (4) 3,545 513
Omron (JPY)  17,600 531
PAR Technology (4) 13,366 918
TE Connectivity  31,182 4,803
Teledyne Technologies (4) 964 497
17,654
IT Services  0.4%
Accenture, Class A  12,615 4,397
Globant (4) 2,073 312
MongoDB (4) 265 71
Nomura Research Institute (JPY)  43,100 1,416
Shopify, Class A (4) 15,858 1,776
Themis Solutions, Acquisition Date: 4/14/21, Cost $34 (4)(6)(8) 1,500 52
8,024
Semiconductors & Semiconductor Equipment  4.3%
Advanced Micro Devices (4) 1,711 171
Analog Devices  23,840 5,485
ASML Holding (EUR)  6,134 4,363
ASML Holding  2,543 1,803
BE Semiconductor Industries (EUR)  5,817 656
Broadcom  67,008 13,364
Entegris  118 12
Intel  40,385 958
KLA  2,036 1,443
Lam Research  652 50

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lattice Semiconductor (4) 19,047 1,187
MACOM Technology Solutions Holdings (4) 2,323 269
Micron Technology  6,908 647
Monolithic Power Systems  1,509 922
NVIDIA  304,275 38,010
NXP Semiconductors  9,042 1,949
Onto Innovation (4) 56 8
Renesas Electronics (JPY)  62,600 1,045
Taiwan Semiconductor Manufacturing (TWD)  180,759 5,513
Taiwan Semiconductor Manufacturing, ADR  14,688 2,652
Texas Instruments  19,968 3,914
Tokyo Electron (JPY)  8,500 1,271
85,692
Software  3.3%
Amplitude, Class A (4) 44,946 566
Appfolio, Class A (4) 8 2
Atlassian, Class A (4) 201 57
Aurora Innovation (4) 62,222 452
BILL Holdings (4) 4,368 241
Braze, Class A (4) 5,370 199
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $458 (4)(6)
(8) 269 509
CCC Intelligent Solutions Holdings (4) 62,740 639
Confluent, Class A (4) 6,114 194
Crowdstrike Holdings, Class A (4) 1,710 666
Datadog, Class A (4) 2,965 346
Descartes Systems Group (4) 7,732 862
Fair Isaac (4) 1,118 2,109
Fortinet (4) 485 52
Gusto, Acquisition Date: 10/4/21, Cost $148 (4)(6)(8) 5,153 96
Intapp (4) 7,979 526
Intuit  2,213 1,358
JFrog (4) 7,463 274
Microsoft  102,557 40,714
nCino (4) 10,270 322
Onestream (4) 14,417 336
Palantir Technologies, Class A (4) 500 42
QXO  54,705 697
Salesforce  10,279 3,062
SAP (EUR)  17,447 4,842
ServiceNow (4) 4,860 4,519
ServiceTitan, Class A (4) 465 44

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceTitan, Class A, Acquisition Date: 11/9/18 - 5/4/21,
Cost $87 (4)(8) 2,750 261
Socure, Acquisition Date: 12/22/21, Cost $26 (4)(6)(8) 1,599 7
Synopsys (4) 3,740 1,710
Varonis Systems (4) 3,951 170
Vertex, Class A (4) 9,389 303
Workiva (4) 6,964 610
66,787
Technology Hardware, Storage & Peripherals  1.8%
Apple  144,693 34,992
Samsung Electronics (KRW)  43,765 1,638
36,630
Total Information Technology 216,428
MATERIALS  2.1%
Chemicals  1.2%
Air Liquide (EUR)  13,034 2,392
Akzo Nobel (EUR)  17,485 1,080
BASF (EUR)  22,803 1,163
Covestro (EUR) (4) 19,060 1,173
Element Solutions  18,246 477
HB Fuller  5,122 291
Johnson Matthey (GBP)  41,971 759
Linde  14,851 6,936
Mosaic  37,753 903
PPG Industries  13,462 1,524
PureCycle Technologies (4) 4,577 47
Sherwin-Williams  17,136 6,208
Shin-Etsu Chemical (JPY)  48,100 1,450
Umicore (EUR) (5) 26,880 243
24,646
Construction Materials  0.0%
Knife River (4) 2,133 204
Martin Marietta Materials  164 79
283
Containers & Packaging  0.4%
International Paper  108,265 6,101
Packaging Corp. of America  8,837 1,883
7,984
Metals & Mining  0.4%
Antofagasta (GBP)  74,707 1,647
BHP Group (AUD)  35,217 853

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BHP Group (GBP) (5) 53,332 1,311
Constellium (4) 49,054 558
Franco-Nevada  10,620 1,518
Freeport-McMoRan  30,115 1,112
Osisko Gold Royalties  18,346 336
Royal Gold  2,140 315
7,650
Paper & Forest Products  0.1%
Louisiana-Pacific  2,815 281
Stora Enso, Class R (EUR)  77,697 835
West Fraser Timber (CAD)  315 25
1,141
Total Materials 41,704
REAL ESTATE  0.8%
Health Care Real Estate Investment Trusts  0.0%
Welltower, REIT  4,028 618
618
Hotel & Resort Real Estate Investment Trusts  0.0%
Ryman Hospitality Properties, REIT  1,985 196
196
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  3,073 562
Segro (GBP)  72,028 640
Terreno Realty, REIT  9,438 640
1,842
Office Real Estate Investment Trusts  0.0%
Great Portland Estates (GBP)  52,178 179
179
Real Estate Management & Development  0.2%
Colliers International Group  1,577 202
FirstService  3,265 576
Landbridge, Class A  5,786 400
Mitsui Fudosan (JPY)  233,300 2,030
Opendoor Technologies (4) 32,176 43
3,251
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  9,037 2,044
Equity LifeStyle Properties, REIT  6,989 479
Essex Property Trust, REIT  3,500 1,090
Flagship Communities REIT  12,444 188

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independence Realty Trust, REIT  35,133 766
UNITE Group (GBP)  18,501 195
4,762
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT  14,985 369
Scentre Group (AUD)  677,242 1,423
1,792
Specialized Real Estate Investment Trusts  0.2%
CubeSmart, REIT  17,383 717
Public Storage, REIT  9,689 2,942
VICI Properties, REIT  40,866 1,328
4,987
Total Real Estate 17,627
UTILITIES  1.6%
Electric Utilities  0.6%
Constellation Energy  7,052 1,767
Exelon  39,432 1,743
Hawaiian Electric Industries (4) 29,386 322
IDACORP  5,004 590
NextEra Energy  37,003 2,596
OGE Energy  12,758 590
Redeia (EUR)  47,941 858
TXNM Energy  14,004 732
Xcel Energy  49,218 3,549
12,747
Gas Utilities  0.2%
Atmos Energy  22,476 3,419
Chesapeake Utilities  6,247 793
4,212
Independent Power & Renewable Electricity
Producers  0.1%
Electric Power Development (JPY)  58,100 998
Talen Energy (4) 49 10
1,008
Multi-Utilities  0.6%
Ameren  44,439 4,513
CMS Energy  39,385 2,877
Engie (EUR)  131,901 2,360
National Grid (GBP)  189,374 2,326
12,076

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Water Utilities  0.1%
American Water Works  9,523 1,295
California Water Service Group  6,845 311
Middlesex Water  4,024 202
1,808
Total Utilities 31,851
Total Miscellaneous Common Stocks  0.2% (9) 3,336
Total Common Stocks (Cost $572,850) 1,048,123
CONVERTIBLE BONDS  0.0%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $51 (4)(6)(8) 51,200 51
Total Convertible Bonds (Cost $51) 51
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $91 (4)(6)
(7)(8) 10,166 38
38
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $134 (4)(6)(8) 22,936 20
20
Total Consumer Discretionary 58
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $1 (4)(6)(8) 25 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $116 (4)
(6)(8) 1,101 70
Total Financials 70
HEALTH CARE  0.1%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $64 (4)(6)(8) 23,170 114

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $99 (4)(6)(8) 12,283 60
174
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $70 (4)(6)
(8) 68,919 58
Outset Medical PIPE, Series A, Acquisition Date: 1/3/25,
Cost $97 (4)(8) 485 84
142
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132 (4)(6)(8) 54,988 94
94
Life Sciences Tools & Services  0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $63 (4)(6)(8) 5,327 63
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $73 (4)(6)(8) 8,237 15
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96 (4)(6)(8) 7,007 326
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $144 (4)(6)(8) 3,255 151
555
Total Health Care 965
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $74 (4)(6)(8) 1,856 1
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $146 (4)(6)
(8) 26,194 73
Epirus, Series D, Acquisition Date: 1/21/25, Cost $13 (4)(6)(8) 4,650 13
87
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $68 (4)(6)(8) 5,632 43
Flexe, Series D, Acquisition Date: 4/7/22, Cost $39 (4)(6)(8) 1,899 15
58
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $72 (4)(6)
(8) 3,445 7
7
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53 (4)(6)(8) 11,613 72

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166 (4)(6)(8) 16,497 101
173
Total Industrials & Business Services 325
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58 (4)(6)(8) 3,986 18
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $23 (4)(6)
(8) 1,224 6
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $8 (4)(6)(8) 340 12
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (4)(6)(8) 30 1
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $1 (4)(6)(8) 40 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $27 (4)(6)(8) 1,206 42
80
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $103 (4)
(6)(8) 1,283 103
103
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $27 (4)(6)(8) 16 30
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (4)(6)(8) 1 2
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147 (4)
(6)(8) 2,493 231
Databricks, Series H, Acquisition Date: 8/31/21, Cost $433 (4)
(6)(8) 5,892 545
Databricks, Series I, Acquisition Date: 9/14/23, Cost $44 (4)(6)
(8) 593 55
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219 (4)(6)(8) 7,205 134
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $157 (4)(6)(8) 12,058 130
Nuro, Series D, Acquisition Date: 10/29/21, Cost $69 (4)(6)(8) 3,303 35
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $68 (4)(6)(8) 13,365 70
Socure, Series A, Acquisition Date: 12/22/21, Cost $31 (4)(6)(8) 1,943 8
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $26 (4)(6)
(8) 1,595 7
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (4)(6)(8) 29 —

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Socure, Series E, Acquisition Date: 10/27/21, Cost $59 (4)(6)(8) 3,698 15
1,262
Total Information Technology 1,445
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88 (4)(6)(8) 1,853 110
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (4)(6)
(8) 2,982 58
168
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $75 (4)(6)(8) 2,736 233
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $101 (4)(6)(8) 1,194 101
334
Total Materials 502
Total Convertible Preferred Stocks (Cost $3,701) 3,365
CORPORATE BONDS  3.7%
AbbVie, 4.05%, 11/21/39  320,000 284
AbbVie, 4.50%, 5/14/35  384,000 369
AbbVie, 5.05%, 3/15/34  1,025,000 1,034
AerCap Ireland Capital, 3.30%, 1/30/32  595,000 529
AGCO, 5.80%, 3/21/34  75,000 76
Alexandria Real Estate Equities, 5.25%, 5/15/36  50,000 50
American Homes 4 Rent, 5.25%, 3/15/35  80,000 80
American Medical Systems Europe, 3.00%, 3/8/31 (EUR)  190,000 198
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  217,000 225
APA Infrastructure, 0.75%, 3/15/29 (EUR)  155,000 147
APA Infrastructure, 5.125%, 9/16/34 (1) 60,000 59
APA Infrastructure, 5.75%, 9/16/44 (1) 80,000 81
Appalachian Power, 5.65%, 4/1/34  76,000 77
AppLovin, 5.375%, 12/1/31  100,000 102
Aptiv Swiss Holdings, 4.65%, 9/13/29  200,000 197
Arthur J Gallagher, 4.85%, 12/15/29  60,000 60
Arthur J Gallagher, 5.00%, 2/15/32  20,000 20
Astrazeneca Finance, 5.00%, 2/26/34  440,000 444
Athene Global Funding, 5.526%, 7/11/31 (1) 315,000 319
Atlassian, 5.25%, 5/15/29  90,000 92
Autoliv, 3.625%, 8/7/29 (EUR)  135,000 143

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  430,000 430
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  320,000 315
BAE Systems, 5.30%, 3/26/34 (1) 200,000 203
Bank of America, VR, 1.898%, 7/23/31 (10) 1,295,000 1,114
Bank of America, VR, 5.518%, 10/25/35 (10) 455,000 450
Bank of America, VR, 5.819%, 9/15/29 (10) 457,000 473
Barclays, VR, 5.086%, 2/25/29 (10) 200,000 201
Barclays, VR, 5.367%, 2/25/31 (10) 200,000 202
BAT Capital, 4.39%, 8/15/37  200,000 177
BAT Capital, 4.54%, 8/15/47  76,000 63
BAT Capital, 7.081%, 8/2/53  345,000 390
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 405,000 423
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 200,000 199
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 200,000 213
Boeing, 2.196%, 2/4/26  84,000 82
Boeing, 2.75%, 2/1/26  91,000 89
Boeing, 3.25%, 2/1/28  70,000 67
Boeing, 3.75%, 2/1/50  169,000 121
Boeing, 5.04%, 5/1/27  445,000 446
Boeing, 6.388%, 5/1/31  150,000 159
Boeing, 6.528%, 5/1/34  118,000 126
Boeing, 6.858%, 5/1/54  554,000 611
Booz Allen Hamilton, 5.95%, 8/4/33  125,000 128
Boston Gas, 6.119%, 7/20/53 (1) 105,000 109
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 329
Brixmor Operating Partnership, 4.05%, 7/1/30  93,000 89
Brixmor Operating Partnership, 4.125%, 5/15/29  798,000 775
Brixmor Operating Partnership, 5.20%, 4/1/32  70,000 70
Broadcom, 3.419%, 4/15/33 (1) 307,000 274
Broadcom, 4.35%, 2/15/30  385,000 377
Broadcom, 4.55%, 2/15/32  145,000 142
Broadcom, 5.15%, 11/15/31  230,000 234
Burlington Northern Santa Fe, 5.50%, 3/15/55  255,000 259
Cadence Design Systems, 4.70%, 9/10/34  85,000 83
CaixaBank, VR, 6.037%, 6/15/35 (1)(10) 270,000 280
CaixaBank, VR, 6.208%, 1/18/29 (1)(10) 380,000 393
Capital One Financial, VR, 6.051%, 2/1/35 (10) 170,000 177
Capital One Financial, VR, 6.183%, 1/30/36 (10) 85,000 86
Capital One Financial, VR, 7.624%, 10/30/31 (10) 55,000 62
Carvana, 12.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)(11) 138,351 143
Carvana, 13.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(11) 243,662 258
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(11) 310,568 353
CDW, 5.10%, 3/1/30  75,000 75

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Celanese U.S. Holdings, 6.58%, 7/15/29  78,000 81
Celanese U.S. Holdings, 6.629%, 7/15/32  260,000 271
Celanese U.S. Holdings, 6.80%, 11/15/30  94,000 99
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 93
Cellnex Telecom, 1.75%, 10/23/30 (EUR) (5) 700,000 672
Centene, 2.50%, 3/1/31  370,000 313
Centene, 2.625%, 8/1/31  940,000 792
Centene, 4.25%, 12/15/27  60,000 58
Centene, 4.625%, 12/15/29  295,000 283
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (10) 500,000 546
Charter Communications Operating, 2.80%, 4/1/31  375,000 324
Charter Communications Operating, 3.70%, 4/1/51  40,000 26
Charter Communications Operating, 3.75%, 2/15/28  165,000 160
Charter Communications Operating, 3.90%, 6/1/52  575,000 383
Charter Communications Operating, 5.25%, 4/1/53  37,000 30
Charter Communications Operating, 6.55%, 6/1/34  76,000 79
Charter Communications Operating, 6.65%, 2/1/34  360,000 376
Cheniere Energy, 4.625%, 10/15/28  130,000 128
Cheniere Energy, 5.65%, 4/15/34  300,000 305
Cheniere Energy Partners, 4.50%, 10/1/29  82,000 81
Cheniere Energy Partners, 5.75%, 8/15/34  440,000 451
Cheniere Energy Partners, 5.95%, 6/30/33  240,000 249
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 200,000 199
Citigroup, 4.45%, 9/29/27  95,000 94
Citigroup, VR, 5.827%, 2/13/35 (10) 460,000 464
Citigroup, VR, 6.02%, 1/24/36 (10) 330,000 336
CNO Global Funding, 4.95%, 9/9/29 (1) 70,000 70
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 305,000 306
Comcast, 2.887%, 11/1/51  490,000 307
Comcast, 3.25%, 11/1/39  445,000 348
Comcast, 5.65%, 6/1/54  385,000 382
Constellation Energy Generation, 5.75%, 3/15/54  265,000 260
Corebridge Financial, 3.85%, 4/5/29  65,000 63
Corebridge Financial, 3.90%, 4/5/32  320,000 297
Corebridge Global Funding, 5.20%, 1/12/29 (1) 60,000 61
Coterra Energy, 5.40%, 2/15/35  185,000 183
Coterra Energy, 5.60%, 3/15/34  73,000 74
Cox Communications, 5.70%, 6/15/33 (1) 153,000 154
Cox Communications, 5.80%, 12/15/53 (1) 325,000 303
CRH SMW Finance, 5.125%, 1/9/30  200,000 203
Crown Castle, 5.80%, 3/1/34  155,000 160
Crown Castle Towers, 3.663%, 5/15/25 (1) 725,000 723
CVS Health, 5.05%, 3/25/48  549,000 475

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CVS Health, 5.30%, 6/1/33  625,000 619
CVS Health, 5.625%, 2/21/53  335,000 311
CVS Health, VR, 6.75%, 12/10/54 (10) 15,000 15
CVS Health, VR, 7.00%, 3/10/55 (10) 115,000 117
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 150,000 150
Danske Bank, VR, 5.705%, 3/1/30 (1)(10) 230,000 237
Deere, 5.45%, 1/16/35  300,000 311
Diamondback Energy, 5.40%, 4/18/34  460,000 462
Diamondback Energy, 5.75%, 4/18/54  190,000 184
Diamondback Energy, 5.90%, 4/18/64  195,000 189
Diamondback Energy, 6.25%, 3/15/53  150,000 154
DTE Energy, 4.875%, 6/1/28  60,000 60
DTE Energy, 5.10%, 3/1/29  430,000 436
DTE Energy, 5.20%, 4/1/30  270,000 273
Elevance Health, 4.75%, 2/15/30  125,000 125
Elevance Health, 4.95%, 11/1/31  165,000 165
Elevance Health, 5.125%, 2/15/53  165,000 150
Eli Lilly, 4.70%, 2/9/34  455,000 450
Embraer Netherlands Finance, 5.98%, 2/11/35  160,000 164
Enbridge, 5.625%, 4/5/34  245,000 250
Engie, 5.25%, 4/10/29 (1) 200,000 203
Engie, 5.625%, 4/10/34 (1) 200,000 205
Eni, 5.95%, 5/15/54 (1) 275,000 273
Eversource Energy, 5.85%, 4/15/31  230,000 239
Eversource Energy, 5.95%, 7/15/34  445,000 462
Expand Energy, 4.75%, 2/1/32  190,000 180
Expand Energy, 5.375%, 2/1/29  207,000 206
Expand Energy, 5.375%, 3/15/30  218,000 217
Ferguson Enterprises, 5.00%, 10/3/34  40,000 39
Fifth Third Bancorp, 3.95%, 3/14/28  75,000 74
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (10) 125,000 125
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (10) 230,000 241
First American Financial, 2.40%, 8/15/31  366,000 308
FirstEnergy, 2.65%, 3/1/30  268,000 241
FirstEnergy, Series B, 2.25%, 9/1/30  50,000 44
FirstEnergy, Series C, 3.40%, 3/1/50  350,000 243
FirstEnergy Transmission, 5.00%, 1/15/35  100,000 99
Ford Motor Credit, 5.80%, 3/5/27  305,000 307
Ford Motor Credit, 6.798%, 11/7/28  200,000 207
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200,000 204
Foundry JV Holdco, 5.90%, 1/25/33 (1) 200,000 206
Freeport-McMoRan, 4.25%, 3/1/30  74,000 71
Freeport-McMoRan, 4.375%, 8/1/28  121,000 119

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Freeport-McMoRan, 4.625%, 8/1/30  50,000 49
Freeport-McMoRan, 5.00%, 9/1/27  29,000 29
Freeport-McMoRan, 5.45%, 3/15/43  130,000 124
GA Global Funding Trust, 5.40%, 1/13/30 (1) 180,000 184
General Motors Financial, 5.55%, 7/15/29  230,000 233
Goldman Sachs Group, VR, 3.615%, 3/15/28 (10) 390,000 381
Goldman Sachs Group, VR, 4.482%, 8/23/28 (10) 395,000 393
Goldman Sachs Group, VR, 4.692%, 10/23/30 (10) 305,000 303
Goldman Sachs Group, VR, 5.016%, 10/23/35 (10) 335,000 328
Golub Capital Private Credit Fund, 5.875%, 5/1/30 (1) 55,000 55
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1) 80,000 80
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (1) 220,000 223
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1) 630,000 631
HCA, 2.375%, 7/15/31  140,000 120
HCA, 3.50%, 9/1/30  343,000 319
HCA, 5.25%, 3/1/30  125,000 127
HCA, 5.45%, 9/15/34  150,000 149
HCA, 5.50%, 3/1/32  65,000 66
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 120,000 122
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 150,000 153
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 315,000 316
Healthcare Realty Holdings, 2.05%, 3/15/31  150,000 125
Healthcare Realty Holdings, 3.625%, 1/15/28  440,000 423
Hexcel, 5.875%, 2/26/35  55,000 57
HF Sinclair, 5.75%, 1/15/31  255,000 260
HF Sinclair, 6.25%, 1/15/35  205,000 210
Home Depot, 4.95%, 6/25/34  305,000 306
HSBC Holdings, VR, 5.13%, 3/3/31 (10) 200,000 200
Humana, 4.875%, 4/1/30  310,000 308
Hyatt Hotels, 5.375%, 12/15/31  210,000 212
Hyundai Capital America, 4.55%, 9/26/29 (1) 195,000 193
Hyundai Capital America, 4.75%, 9/26/31 (1) 130,000 128
Hyundai Capital America, 5.35%, 3/19/29 (1) 100,000 102
Hyundai Capital America, 5.40%, 1/8/31 (1) 60,000 61
Hyundai Capital America, 5.50%, 3/30/26 (1) 100,000 101
Hyundai Capital America, 6.50%, 1/16/29 (1) 115,000 122
Icon Investments Six, 5.849%, 5/8/29  200,000 206
Icon Investments Six, 6.00%, 5/8/34  200,000 206
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 100,000 101
Intel, 3.25%, 11/15/49  765,000 492
Intercontinental Exchange, 2.65%, 9/15/40  90,000 65

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Interpublic Group, 4.65%, 10/1/28  140,000 140
Invitation Homes Operating Partnership, 2.00%, 8/15/31  70,000 59
Invitation Homes Operating Partnership, 4.875%, 2/1/35  170,000 164
Invitation Homes Operating Partnership, 5.45%, 8/15/30  81,000 83
IPALCO Enterprises, 5.75%, 4/1/34  170,000 173
IQVIA, 6.25%, 2/1/29  250,000 258
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 175,000 179
JPMorgan Chase, VR, 2.522%, 4/22/31 (10) 475,000 426
JPMorgan Chase, VR, 2.739%, 10/15/30 (10) 195,000 178
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 330,000 300
JPMorgan Chase, VR, 4.603%, 10/22/30 (10) 305,000 302
JPMorgan Chase, VR, 4.946%, 10/22/35 (10) 225,000 221
JPMorgan Chase, VR, 5.04%, 1/23/28 (10) 180,000 181
JPMorgan Chase, VR, 5.336%, 1/23/35 (10) 165,000 167
Kroger, 5.50%, 9/15/54  260,000 251
Las Vegas Sands, 3.50%, 8/18/26  170,000 166
Lowe's, 4.25%, 4/1/52  87,000 70
LPL Holdings, 5.20%, 3/15/30  470,000 471
M&T Bank, VR, 6.082%, 3/13/32 (10) 290,000 303
Mars, 4.75%, 4/20/33 (1) 310,000 306
Marvell Technology, 2.95%, 4/15/31  247,000 221
Mattel, 5.875%, 12/15/27 (1) 300,000 301
Meta Platforms, 5.40%, 8/15/54  85,000 85
Meta Platforms, 5.60%, 5/15/53  555,000 569
Micron Technology, 5.327%, 2/6/29  180,000 183
Micron Technology, 5.80%, 1/15/35  210,000 217
Micron Technology, 6.75%, 11/1/29  215,000 231
Minera Mexico, 5.625%, 2/12/32 (1) 500,000 496
Morgan Stanley, VR, 5.123%, 2/1/29 (10) 830,000 840
Morgan Stanley, VR, 5.173%, 1/16/30 (10) 285,000 289
Motorola Solutions, 5.40%, 4/15/34  140,000 142
National Fuel Gas, 5.50%, 3/15/30  115,000 116
Netflix, 4.625%, 5/15/29 (EUR)  500,000 555
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 170,000 170
NiSource, 5.25%, 3/30/28  65,000 66
NRG Energy, 4.45%, 6/15/29 (1) 155,000 151
NXP, 3.125%, 2/15/42  62,000 45
NXP, 3.25%, 11/30/51  255,000 170
NXP, 3.40%, 5/1/30  369,000 346
NXP, 4.30%, 6/18/29  92,000 91
Occidental Petroleum, 5.55%, 10/1/34  140,000 138
Occidental Petroleum, 6.125%, 1/1/31  266,000 275
Occidental Petroleum, 6.375%, 9/1/28  85,000 88

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Occidental Petroleum, 6.45%, 9/15/36  185,000 193
Occidental Petroleum, 6.625%, 9/1/30  55,000 58
Occidental Petroleum, 7.50%, 5/1/31  235,000 260
Occidental Petroleum, 8.875%, 7/15/30  705,000 813
ONEOK, 4.40%, 10/15/29  155,000 152
ONEOK, 4.75%, 10/15/31  205,000 202
ONEOK, 5.65%, 11/1/28  60,000 62
ONEOK, 5.80%, 11/1/30  180,000 188
Oracle, 5.55%, 2/6/53  181,000 174
Owens Corning, 5.70%, 6/15/34  160,000 165
Owens Corning, 5.95%, 6/15/54  67,000 69
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 630,000 664
Pfizer Investment Enterprises, 4.75%, 5/19/33  310,000 307
PNC Financial Services Group, VR, 5.575%, 1/29/36 (10) 155,000 158
Praemia Healthcare SACA, 0.875%, 11/4/29 (EUR)  200,000 187
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 475,000 450
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 201
Regal Rexnord, 6.05%, 4/15/28  295,000 301
Regions Financial, VR, 5.722%, 6/6/30 (10) 145,000 149
Reinsurance Group of America, 6.00%, 9/15/33  287,000 299
Reinsurance Group of America, VR, 6.65%, 9/15/55 (10) 60,000 60
RenaissanceRe Holdings, 5.80%, 4/1/35  90,000 93
Revvity, 1.90%, 9/15/28  280,000 254
Revvity, 2.25%, 9/15/31  150,000 126
Revvity, 3.30%, 9/15/29  170,000 160
Rogers Communications, 3.80%, 3/15/32  210,000 192
Rogers Communications, 4.35%, 5/1/49  30,000 24
Rogers Communications, 4.55%, 3/15/52  250,000 203
Rogers Communications, 5.00%, 2/15/29  342,000 344
Rogers Communications, 5.30%, 2/15/34  385,000 383
Ross Stores, 1.875%, 4/15/31  365,000 308
Sabine Pass Liquefaction, 4.20%, 3/15/28  65,000 64
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 85,000 86
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 155,000 156
Santander Holdings USA, VR, 6.342%, 5/31/35 (10) 295,000 306
Sartorius Finance, 4.375%, 9/14/29 (EUR)  300,000 328
Sartorius Finance, 4.875%, 9/14/35 (EUR)  300,000 338
SBA Tower Trust, 1.84%, 4/15/27 (1) 440,000 411
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 69
SBA Tower Trust, 2.593%, 10/15/31 (1) 360,000 304
SBA Tower Trust, 4.831%, 10/15/29 (1) 325,000 323
Segro Capital, 1.875%, 3/23/30 (EUR)  150,000 147
Sempra, 3.40%, 2/1/28  65,000 62

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sitios Latinoamerica, 5.375%, 4/4/32  200,000 193
Smurfit Westrock Financing, 5.418%, 1/15/35 (1) 200,000 204
Societe Generale, VR, 2.797%, 1/19/28 (1)(10) 275,000 264
Societe Generale, VR, 5.50%, 4/13/29 (1)(10) 305,000 308
Solventum, 5.40%, 3/1/29  290,000 296
Solventum, 5.60%, 3/23/34  335,000 344
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 225,000 224
Southern, 5.20%, 6/15/33  495,000 496
Southern, 5.70%, 3/15/34  380,000 394
Sprint Capital, 6.875%, 11/15/28  405,000 432
Sprint Capital, 8.75%, 3/15/32  295,000 355
Stanley Black & Decker, 2.75%, 11/15/50  163,000 97
Sutter Health, 5.164%, 8/15/33  100,000 102
T-Mobile USA, 3.40%, 10/15/52  128,000 88
T-Mobile USA, 3.50%, 4/15/31  495,000 457
Targa Resources, 6.15%, 3/1/29  115,000 120
Targa Resources Partners, 5.00%, 1/15/28  60,000 60
Targa Resources Partners, 5.50%, 3/1/30  450,000 457
Targa Resources Partners, 6.875%, 1/15/29  74,000 76
Time Warner Cable, 6.55%, 5/1/37  25,000 25
Time Warner Cable, 6.75%, 6/15/39  131,000 133
Time Warner Cable, 7.30%, 7/1/38  38,000 40
U.S. Bancorp, VR, 5.384%, 1/23/30 (10) 125,000 128
Uber Technologies, 4.30%, 1/15/30  350,000 344
Uber Technologies, 4.50%, 8/15/29 (1) 317,000 311
Uber Technologies, 5.35%, 9/15/54  80,000 77
UBS Group, VR, 3.091%, 5/14/32 (1)(10) 385,000 344
UBS Group, VR, 6.537%, 8/12/33 (1)(10) 340,000 367
UnitedHealth Group, 4.50%, 4/15/33  310,000 299
UnitedHealth Group, 5.00%, 4/15/34  405,000 403
Valero Energy, 5.15%, 2/15/30  70,000 71
Var Energi, 5.50%, 5/4/29 (EUR)  250,000 280
VF, 2.95%, 4/23/30  295,000 259
Videotron, 5.70%, 1/15/35 (1) 300,000 302
Vistra Operations, 6.00%, 4/15/34 (1) 105,000 107
Vistra Operations, 6.95%, 10/15/33 (1) 130,000 142
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 200,000 199
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  55,000 59
Wells Fargo, VR, 4.611%, 4/25/53 (10) 340,000 294
Western Midstream Operating, 4.50%, 3/1/28  60,000 59
Western Midstream Operating, 6.35%, 1/15/29  60,000 63
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  300,000 291

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xcel Energy, 3.40%, 6/1/30  360,000 334
Total Corporate Bonds (Cost $74,788) 74,570
EQUITY MUTUAL FUNDS  11.4%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 2,746,656 86,355
T. Rowe Price Multi-Strategy Total Return Fund - I Class (2) 6,733,383 61,610
T. Rowe Price Real Assets Fund - I Class (2) 5,677,300 82,605
Total Equity Mutual Funds (Cost $209,877) 230,570
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.3%
Comision Federal de Electricidad, 5.70%, 1/24/30 (1) 200,000 195
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 510,000 490
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (5) 255,000 257
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1) 200,000 201
Corp. Nacional del Cobre de Chile, 6.33%, 1/13/35 (1) 200,000 207
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (1) 200,000 208
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 203,821 205
Gaci First Investment, 4.875%, 2/14/35  315,000 303
Gaci First Investment, 5.125%, 2/14/53  525,000 458
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 200,000 202
Kingdom of Saudi Arabia, 5.375%, 1/13/31 (1) 230,000 234
Logicor Financing, 0.875%, 1/14/31 (EUR)  330,000 294
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 280,000 281
Orsted, 3.75%, 3/1/30 (EUR)  315,000 336
Petroleos Mexicanos, 6.84%, 1/23/30  335,000 308
Petroleos Mexicanos, 8.75%, 6/2/29  455,000 458
Republic of Peru, 2.783%, 1/23/31  345,000 302
Republic of Peru, 5.375%, 2/8/35  170,000 167
Republic of Poland, 4.875%, 2/12/30  140,000 141
Republic of Poland, 5.125%, 9/18/34  465,000 462
Republic of Poland, 5.50%, 3/18/54  170,000 164
Saudi Arabian Oil, 5.75%, 7/17/54 (1) 230,000 221
State of Israel, Series 5Y, 5.375%, 2/19/30  250,000 252
United Mexican States, 6.00%, 5/13/30  200,000 204
Total Foreign Government Obligations & Municipalities
(Cost $6,539) 6,550

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  55,000 59
59
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  55,000 60
60
Total Municipal Securities (Cost $116) 119
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.4%
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  150,000 157
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.586%, 11/15/34 (1) 195,000 2
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 156,278 140
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  705,000 733
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 5.605%, 12/15/39 (1) 335,000 335
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.953%, 5/15/41 (1) 576,145 577
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 48,364 43
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 138,818 118
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 23,295 23
COLT Mortgage Loan Trust, Series 2021-5, Class A1, CMO,
ARM, 1.726%, 11/26/66 (1) 197,392 175
Commercial Mortgage Trust, Series 2015-CR23, Class AM,
3.801%, 5/10/48  195,000 194
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  270,187 267
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.954%, 8/15/41 (1) 305,000 306
Credit Suisse Mortgage Trust, Series 2020-NET, Class A,
2.257%, 8/15/37 (1) 82,289 80
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 5.284%, 3/25/50 (1) 98,854 95
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO,
ARM, 2.50%, 6/25/51 (1) 301,934 246
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 21,671 20

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 15,257 14
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 6.219%, 7/25/44 (1) 4,793 5
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.912%, 10/25/50 (1) 149,743 128
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 109,692 91
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 145,000 138
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 57,890 52
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 66,912 60
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.571%, 12/25/50 (1) 223,567 196
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 57,856 52
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 3,255 3
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 7,160 7
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.244%, 6/25/50 (1) 231,564 201
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR +
1.464%, 5.784%, 8/15/38 (1) 679,421 670
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.903%, 5/15/41 (1) 375,000 373
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 222,542 182
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.312%, 11/5/41 (1) 135,000 131
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.704%, 5/15/39 (1) 440,000 440
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.437%, 4/25/43  107,861 104
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.786%, 8/25/47 (1) 183,033 172
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 27,702 26
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 7,011 6
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 22,915 22
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 1,105 1

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.602%, 5/25/44 (1) 202,408 203
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 5.434%, 10/25/59 (1) 120,433 122
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.903%, 6/15/39 (1) 140,000 140
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 287,043 234
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 152,574 131
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 215,000 216
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  695,000 676
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 100,000 72
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $8,982) 8,379
PREFERRED STOCKS  0.0%
CONSUMER DISCRETIONARY  0.0%
Automobiles  0.0%
Dr. Ing. h.c. F. Porsche (EUR) (5) 4,510 265
Total Consumer Discretionary 265
Total Preferred Stocks (Cost $363) 265
PRIVATE INVESTMENT COMPANIES  4.2%
Blackstone Partners Offshore Fund, Series E1 (4)(6) 31,705 83,786
Total Private Investment Companies (Cost $49,310) 83,786
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  3.9%
U.S. Government Agency Obligations  3.0%
Federal Home Loan Mortgage
2.50%, 4/1/30  65,219 63
3.00%, 12/1/42 - 4/1/43  664,173 602
3.50%, 8/1/42 - 3/1/46  751,610 704
4.00%, 8/1/40 - 12/1/41  306,804 297
4.50%, 6/1/39 - 10/1/41  222,936 222
5.00%, 12/1/36 - 8/1/40  81,653 81
6.00%, 10/1/32 - 8/1/38  55,007 58

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.50%, 11/1/29 - 10/1/32  6,032 6
7.00%, 10/1/25 - 6/1/32  3,769 4
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  2,940 3
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  5,316 5
RFUCCT1Y + 1.916%, 6.916%, 2/1/37  8,028 8
Federal Home Loan Mortgage, CMO, IO, 2.00%, 2/25/51  805,778 107
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  57,645 51
2.00%, 8/1/36 - 9/1/52  4,349,732 3,546
2.50%, 6/1/37 - 5/1/52  5,305,640 4,518
3.00%, 5/1/31 - 1/1/52  1,441,388 1,298
3.50%, 11/1/47 - 11/1/50  464,553 431
4.00%, 8/1/37 - 9/1/52  530,026 507
4.50%, 9/1/37 - 10/1/53  911,811 881
5.00%, 10/1/52 - 12/1/54  1,043,780 1,029
5.50%, 8/1/53 - 2/1/55  2,258,114 2,275
6.00%, 6/1/54 - 12/1/54  583,826 597
6.50%, 1/1/54 - 1/1/55  1,005,777 1,040
7.00%, 6/1/54  99,798 105
Federal National Mortgage Assn.
3.00%, 8/1/43 - 8/1/46  79,427 72
3.50%, 6/1/42 - 5/1/46  404,151 376
4.00%, 11/1/40  140,699 137
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.871%,
7.812%, 8/1/36  10,950 11
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  293,076 38
6.50%, 2/25/32  1,780 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  1,051,775 904
2.00%, 5/1/36 - 4/1/52  15,102,436 12,463
2.50%, 1/1/32 - 6/1/52  7,091,507 6,030
3.00%, 8/1/27 - 4/1/52  4,774,221 4,325
3.50%, 2/1/35 - 1/1/52  2,727,067 2,536
4.00%, 7/1/35 - 12/1/52  2,267,765 2,181
4.50%, 7/1/39 - 2/1/54  1,563,034 1,533
5.00%, 7/1/33 - 11/1/53  1,731,924 1,724
5.50%, 11/1/34 - 10/1/54  2,203,327 2,224
6.00%, 3/1/33 - 8/1/54  3,323,107 3,413
6.50%, 7/1/32 - 1/1/55  1,454,019 1,507
7.00%, 9/1/30 - 3/1/54  104,996 111

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UMBS, TBA (12)
5.00%, 3/1/55  530,000 521
6.00%, 3/1/55  395,000 401
6.50%, 3/1/55  760,000 783
59,728
U.S. Government Obligations  0.9%
Government National Mortgage Assn.
1.50%, 9/20/36 - 1/20/37  184,076 162
2.00%, 1/20/51 - 3/20/52  3,458,969 2,843
2.50%, 8/20/50 - 3/20/52  4,025,974 3,451
3.00%, 9/15/42 - 6/20/52  2,832,731 2,530
3.50%, 11/20/42 - 7/20/52  2,151,510 1,999
4.00%, 2/20/41 - 10/20/52  1,710,817 1,626
4.50%, 11/20/39 - 4/20/53  1,250,651 1,221
5.00%, 7/20/39 - 6/20/48  648,477 653
5.50%, 10/20/32 - 3/20/49  344,093 354
6.00%, 8/20/34 - 11/20/52  533,428 547
7.00%, 9/20/27  244 —
7.50%, 1/15/30  2,019 2
8.00%, 10/20/25  6 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  45,133 41
3.50%, 10/20/50  190,000 159
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50  841,817 99
3.50%, 5/20/43  92,738 14
4.00%, 2/20/43  35,929 6
Government National Mortgage Assn., TBA (12)
5.00%, 3/20/55  670,000 662
5.50%, 3/20/55  1,220,000 1,223
6.50%, 3/20/55  385,000 393
17,985
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $82,066) 77,713
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  5.1%
U.S. Treasury Obligations  5.1%
U.S. Treasury Bonds, 1.125%, 5/15/40  665,000 423
U.S. Treasury Bonds, 3.375%, 8/15/42  6,240,000 5,392
U.S. Treasury Bonds, 3.875%, 2/15/43  2,165,000 1,997
U.S. Treasury Bonds, 4.00%, 11/15/42  6,045,000 5,681
U.S. Treasury Bonds, 4.25%, 2/15/54  3,415,000 3,275

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bonds, 4.25%, 8/15/54  4,045,000 3,888
U.S. Treasury Bonds, 4.375%, 8/15/43  210,000 206
U.S. Treasury Bonds, 4.50%, 2/15/44  8,695,000 8,665
U.S. Treasury Bonds, 4.50%, 11/15/54  4,625,000 4,639
U.S. Treasury Bonds, 4.625%, 11/15/44  3,545,000 3,584
U.S. Treasury Bonds, 4.75%, 11/15/43  2,390,000 2,462
U.S. Treasury Notes, 1.50%, 1/31/27  6,515,000 6,217
U.S. Treasury Notes, 3.50%, 9/30/29  650,000 636
U.S. Treasury Notes, 3.625%, 8/31/29  3,995,000 3,933
U.S. Treasury Notes, 3.875%, 8/15/34  2,690,000 2,624
U.S. Treasury Notes, 4.00%, 7/31/29  1,215,000 1,215
U.S. Treasury Notes, 4.00%, 10/31/29  475,000 475
U.S. Treasury Notes, 4.125%, 6/15/26  4,285,000 4,288
U.S. Treasury Notes, 4.125%, 10/31/29  5,445,000 5,471
U.S. Treasury Notes, 4.25%, 1/31/30  2,130,000 2,152
U.S. Treasury Notes, 4.25%, 11/15/34  1,165,000 1,170
U.S. Treasury Notes, 4.375%, 12/31/29  3,820,000 3,880
U.S. Treasury Notes, 4.375%, 5/15/34  9,625,000 9,760
U.S. Treasury Notes, 4.50%, 7/15/26  5,605,000 5,638
U.S. Treasury Notes, 4.625%, 9/15/26 (13) 4,760,500 4,802
U.S. Treasury Notes, 4.625%, 10/15/26  8,510,000 8,589
U.S. Treasury Notes, 4.625%, 9/30/28  1,945,000 1,985
103,047
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $103,259) 103,047
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Treasury Reserve Fund, 4.41% (2)(14) 4,788,642 4,789
Total Short-Term Investments (Cost $4,789) 4,789
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.41% (2)(14) 8,133,832 8,134
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 8,134
Total Securities Lending Collateral (Cost $8,134) 8,134

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest Rate
Swap, 7/11/55 Pay
Fixed 4.55% Annually,
Receive Variable
4.39% (SOFR)
Annually, 7/9/25 @
4.55%* (4) 1 3,100 13
BNP Paribas
USD / ILS, Put,
4/21/25 @ ILS3.55 (4) 1 700 5
Citibank
USD / ILS, Put,
4/18/25 @ ILS3.56 (4) 1 750 5
Total Options Purchased (Cost $80) 23
Total Investments in Securities  100.3%
(Cost $1,535,657) $ 2,021,816
Other Assets Less Liabilities (0.3)% (5,337)
Net Assets 100.0% $ 2,016,479
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $42,953 and represents 2.1% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at February 28, 2025.
(6) Level 3 in fair value hierarchy.
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,943 and represents 0.2% of net assets.

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $3,983 and represents 0.2% of net assets.
(13) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
ICP Chilean Average Chamber Index
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
PLN Polish Zloty

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.0)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.0)%
U.S. Government Agency Obligations  (0.0)%
UMBS, TBA, 3.00%, 3/1/55  460,000 (401)
(401)
U.S. Government Obligations  (0.0)%
Government National Mortgage Assn., TBA, 2.50%, 3/20/55  185,000 (158)
(158)
Total TBA Sales Commitments (Proceeds $(546)) (559)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/21/25 @ $80.00 964 7,725 (27)
JPMorgan Chase
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/21/25 @ $78.00 961 7,700 (8)
Morgan Stanley
S&P 500 Index, Put,
3/21/25 @ $5,575.00 157 93,486 (254)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/21/25 @ $80.00 478 3,830 (14)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/21/25 @ $79.00 478 3,830 (8)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/21/25 @ $79.00 949 7,604 (100)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/21/25 @ $79.00 945 7,572 (15)
Total Options Written (Premiums $(495)) $ (426)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 * 470 7 (1) 8
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 33,983 815 783 32
Total Centrally Cleared Credit Default Swaps,
Protection Sold 40
Interest Rate Swaps 0.0%
5 Year Interest Rate Swap, Receive
Fixed 5.220% Semi-Annually, Pay
Variable 5.001% (ICP) Semi-Annually,
2/28/30 (CLP) 1,509,402 (1) — (1)
5 Year Interest Rate Swap, Receive
Fixed 5.228% Semi-Annually, Pay
Variable 5.001% (ICP) Semi-Annually,
3/4/30 (CLP) 631,204 — — —
5 Year Interest Rate Swap, Receive
Fixed 5.280% Semi-Annually, Pay
Variable 5.001% (ICP) Semi-Annually,
3/4/30 (CLP) 1,132,051 2 — 2
Total Centrally Cleared Interest Rate Swaps 1
Zero-Coupon Inflation Swaps 0.0%
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.581% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/26/35 853 5 — 5
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.603% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/26/35 1,194 10 — 10

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.606% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/26/35 899 8 — 8
Total Centrally Cleared Zero-Coupon Inflation
Swaps 23
Total Centrally Cleared Swaps 64
Net payments (receipts) of variation margin to date (49)
Variation margin receivable (payable) on centrally cleared swaps $ 15
* Credit ratings as of February 28, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $18.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/25/25 JPY 341,995 USD 2,272 $ 15
Citibank 4/17/25 ILS 1,600 USD 450 (6)
HSBC Bank 5/16/25 PLN 1,455 USD 366 (8)
JPMorgan Chase 4/17/25 ILS 1,610 USD 455 (8)
RBC Dominion
Securities 5/23/25 GBP 605 USD 762 (1)
Standard Chartered 5/23/25 USD 5,079 EUR 4,829 47
State Street 5/23/25 EUR 181 USD 190 (1)
State Street 5/23/25 USD 430 EUR 406 6
Net unrealized gain (loss) on open forward
currency exchange contracts $ 44

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 36 Euro BOBL contracts 3/25 (4,403) $ 51
Short, 6 Euro BUND contracts 3/25 (829) 18
Short, 37 MSCI EAFE Index contracts 3/25 (4,495) (175)
Short, 71 S&P 500 E-Mini Index contracts 3/25 (21,170) (11)
Long, 3 U.S. Treasury Long Bond contracts 6/25 354 3
Long, 324 U.S. Treasury Notes five year contracts 6/25 34,972 254
Long, 79 U.S. Treasury Notes ten year contracts 6/25 8,776 49
Long, 209 U.S. Treasury Notes two year contracts 6/25 43,257 49
Short, 8 Ultra U.S. Treasury Bonds contracts 6/25 (993) (8)
Short, 141 Ultra U.S. Treasury Notes ten year
contracts 6/25 (16,109) (47)
Net payments (receipts) of variation margin to date (379)
Variation margin receivable (payable) on open futures contracts $ (196)

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.24%  $ — $ 570 $ 2,187
T. Rowe Price Emerging Markets Bond Fund -
I Class, 6.39% ^^ 8,919 10,832 2,895
T. Rowe Price Inflation Protected Bond Fund - I
Class, 2.50%  — 61 357
T. Rowe Price Institutional Emerging Markets
Equity Fund  — 621 782
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.06%  93 20 1,394
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.67%  984 2,480 3,164
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.50%  430 2,404 2,046
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 2.11%  180 (45) 22
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  736 (2,347) 4,173
T. Rowe Price Real Assets Fund - I Class  187 160 1,495
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.56%  1,752 3,350 1,534
T. Rowe Price Government Reserve Fund,
4.41% — — —++
T. Rowe Price Treasury Reserve Fund, 4.41% — — 1,003
Totals $ 13,281# $ 18,106 $ 21,052+

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.24%  $ 52,932 $ 5,172 $ — $ 58,674
T. Rowe Price Emerging
Markets Bond Fund - I Class,
6.39% ^^ 63,010 69,513 81,821 61,534
T. Rowe Price Inflation
Protected Bond Fund - I Class,
2.50%  5,291 3,357 — 8,709
T. Rowe Price Institutional
Emerging Markets Equity
Fund  81,452 4,282 — 86,355
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.06%  24,156 6,474 3,308 27,342
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.67%  61,282 3,163 10,479 56,446
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.50%  81,017 4,646 2,930 85,137
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 2.11%  4,491 22 4,250 218
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  66,170 4,173 6,386 61,610
T. Rowe Price Real Assets
Fund - I Class  81,762 5,496 4,813 82,605
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.56%  51,150 1,523 5,202 50,821
T. Rowe Price Government
Reserve Fund, 4.41% 3,973  ¤  ¤ 8,134
T. Rowe Price Treasury
Reserve Fund, 4.41% 19,131  ¤  ¤ 4,789
Total $ 592,374^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $21,052 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $610,211.
^^ Includes previously reported affiliate T. Rowe Price Institutional Emerging Markets Bond
Fund acquired through a corporate action.

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Moderate Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Spectrum Moderate Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Spectrum Moderate Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Spectrum Moderate Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 293,829 $ — $ 293,829
Bond Mutual Funds 348,881 — — 348,881
Common Stocks 797,067 250,046 1,010 1,048,123
Convertible Bonds — — 51 51
Convertible Preferred Stocks — 84 3,281 3,365
Equity Mutual Funds 230,570 — — 230,570
Preferred Stocks — 265 — 265
Private Investment
Companies — — 83,786 83,786
Short-Term Investments 4,789 — — 4,789
Securities Lending Collateral 8,134 — — 8,134
Options Purchased — 23 — 23
Total Securities 1,389,441 544,247 88,128 2,021,816
Swaps* — 65 — 65
Forward Currency Exchange
Contracts — 68 — 68
Futures Contracts* 424 — — 424
Total $ 1,389,865 $ 544,380 $ 88,128 $ 2,022,373
Liabilities
TBA Sales Commitments $ — $ 559 $ — $ 559
Options Written — 426 — 426
Swaps* — 1 — 1
Forward Currency Exchange
Contracts — 24 — 24
Futures Contracts* 241 — — 241
Total $ 241 $ 1,010 $ — $ 1,251

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2025, totaled $6,578,000 for the period ended February 28, 2025. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/25
Investment
in
Securities
Common
Stocks $ 1,241 $ 142 $ 47 $ (420) $ — $ — $ 1,010
Convertible
Bonds 51 — — — — — 51
Convertible
Preferred
Stocks 3,295 45 217 (27 6 ) 74 (74) 3,28 1
Private
Investment
Companies 77,514 6,272 — — — — 83,786
Total $ 82,101 $ 6,459 $ 264 $ (69 6 ) $ 74 $ (74) $ 88,12 8

T. ROWE PRICE Spectrum Moderate Allocation Fund

Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 1,010 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.9x
– 14.9x
9.2x Increase
Sales growth
rate
24%
– 28%
27% Increase
Enterprise
value to gross
profit multiple
5.0x
– 18.7x
14.5x Increase
Gross profit
growth rate
25%
– 28%
28% Increase
Enterprise
value to
EBITDA
multiple
12.0x
– 20.4x
18.7x Increase
Price to
tangible book
value multiple
2.0x
– 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Premium to
public company
multiples
25% 25% Increase
Discount for
dilution
43% 43% Decrease

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 42% 42% Increase
Convertible
Bonds
$ 51 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 3,281 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
25%
– 50%
33% Increase
Enterprise
value to sales
multiple
1.1x
– 14.9x
7.1x Increase
Sales growth
rate
0%
– 141%
68% Increase
Enterprise
value to gross
profit multiple
1.6x
– 21.6x
15.9x Increase
Gross profit
growth rate
0%
– 171%
79% Increase
Enterprise
value to
EBITDA
multiple
11.5x
– 37.6x
29.2x Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
EBITDA growth
rate
56% 56% Increase
Price to
tangible book
value multiple
2.0x
– 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Premium to
public company
multiples
25%
– 147%
97% Increase
Discount for
dilution
43% 43% Decrease
Discount rate
for cost of
capital
10%
- 40%
19% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 83,786 Rollforward of
Investee NAV
Estimated
return
0.06% 0.06% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F102-054Q3 02/25